Insider Trading Policies and Procedures	12 Months Ended
Dec. 31, 2024
Insider Trading Policies and Procedures [Line Items]
Insider Trading Policies and Procedures Adopted	false
Insider Trading Policies and Procedures Not Adopted

As of the date of this annual report, the Company has not adopted a formal written insider trading policy. The Board of Directors is currently evaluating the implementation of such a policy to align with applicable SEC rules and exchange requirements. The Company relies on general compliance training and ad-hoc communications to ensure that directors, officers and employees adhere to insider trading laws and regulations, including the listing standards of Nasdaq.